7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of Right-of-use asset (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025		Jan. 31, 2024		Jan. 31, 2023
Details
Right-of-use assets at beginning of period	$ 0	[1]	$ 0
Additions to right-of-use assets	118,607		0
Depreciation, right-of-use assets	(39,536)		0		$ 0
Right-of-use assets at end of period	$ 79,071	[1]	$ 0	[1]	$ 0

[1]	Note 7Note 7Note 7